UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21800

Name of Fund: BlackRock World Investment Trust (BWC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock World Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 01/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Australia—1.0%
17,300	BHP Billiton Ltd. (ADR)	$649,442
834,800	Foster’s Group Ltd.	2,870,747
137,300	Sims Metal Management Ltd.	1,448,219

		4,968,408

	Belgium—0.6%
86,100	Belgacom S.A.	3,003,851

	Bermuda—0.9%
36,200	Allied World Assurance Co. Holdings Ltd.	1,364,740
129,600	Invesco Ltd.	1,527,984
31,900	RenaissanceRe Holdings Ltd.	1,425,611

		4,318,335

	Brazil—1.8%
36,600	Banco Bradesco S.A. (ADR)	327,570
172,692	BM&FBOVESPA S.A.	497,978
272,298	Cia Energetica de Minas Gerais (ADR) (a)	3,700,530
160,400	Petroleo Brasileiro S.A. (ADR)	4,202,480

		8,728,558

	Canada—4.7%
238,700	Barrick Gold Corp.	8,966,347
650,000	Bombardier, Inc., Class B	2,014,271
85,000	Canadian National Railway Co.	2,975,000
85,100	EnCana Corp. (a)	3,773,334
87,213	Husky Energy, Inc.	2,164,945
18,700	Potash Corp. of Saskatchewan	1,399,882
27,500	Research In Motion Ltd. (b)	1,523,500
32,800	Royal Bank of Canada	813,413

		23,630,692

	China—1.3%
5,537,100	China Construction Bank Corp., Class H	2,700,578
339,900	China Life Insurance Co. Ltd., Class H	894,608
6,484,700	Industrial & Commercial Bank of China	2,741,701

		6,336,887

	Finland—0.8%
100,027	Fortum Oyj	1,951,455
75,800	Wartsila Oyj, B Shares	2,028,333

		3,979,788

	France—3.6%
57,200	Alstom S.A.	2,748,135
42,500	AXA S.A.	669,324
63,200	Compagnie Generale des Etablissements Michelin, Class B	2,470,717
23,300	PPR	1,174,509
44,900	Sanofi-Aventis SA	2,525,311
17,000	Societe Generale	710,812
98,200	Total S.A.	4,893,724
103,600	Vivendi	2,668,790

		17,861,322

	Germany—3.2%
81,500	Adidas AG	2,819,967
20,300	Allianz SE	1,702,035
13,300	Deutsche Boerse AG	668,201
90,900	Fresenius Medical Care AG & Co. KGaA	4,067,285
65,000	K+S AG	3,071,357
56,300	Linde AG	3,753,765

		16,082,610

	Hong Kong—1.9%
362,400	China Mobile Ltd.	3,262,243
168,830	Esprit Holdings Ltd.	896,158
135,350	Hong Kong Exchanges & Clearing Ltd.	1,162,550
511,600	Industrial and Commercial Bank of China Asia Ltd.	475,216
698,600	Kerry Properties Ltd.	1,635,172
1,927,800	New World Development Ltd.	1,827,371

		9,258,710

Shares	Common Stocks	Value

	Israel—1.3%
418,500	Partner Communications (ADR)	$6,465,825

	Italy—1.9%
1,046,488	AEM S.p.A.	1,817,015
37,300	Assicurazioni Generali S.p.A.	776,017
140,000	Eni S.p.A.	2,961,163
857,900	Intesa Sanpaolo S.p.A.	1,923,771
1,341,200	Parmalat S.p.A.	2,160,621

		9,638,587

	Japan—3.9%
79,600	Canon, Inc.	2,171,962
519,100	ITOCHU Corp.	2,523,443
269,500	Konica Minolta Holdings, Inc.	2,098,724
300,000	Mizuho Financial Group, Inc.	742,580
20,700	Nintendo Co. Ltd.	6,417,307
193,900	Shizuoka Bank Ltd. (The)	2,021,683
330,600	Sumitomo Corp.	2,991,757
20,000	T&D Holdings, Inc.	646,459

		19,613,915

	Luxembourg—0.4%
93,600	ArcelorMittal	2,112,552

	Mexico—0.8%
142,000	Fomento Economico Mexicano SAB de CV (ADR)	3,997,300

	Norway—1.2%
83,600	Fred Olsen Energy ASA	2,155,983
253,300	Orkla ASA	1,683,724
101,000	Yara International ASA	2,271,064

		6,110,771

	Philippines—0.7%
74,100	Philippine Long Distance Telephone Co. (ADR)	3,278,925

	Singapore—2.4%
887,699	CapitaLand Ltd.	1,374,654
461,000	Singapore Airlines Ltd.	3,369,164
2,182,035	Singapore Telecommunications Ltd.	3,787,499
452,538	United Overseas Bank Ltd.	3,511,777

		12,043,094

	South Korea—1.0%
39,700	Hyundai Motor Co.	1,339,949
6,700	Samsung Electronics Co. Ltd.	2,329,589
28,200	Samsung Securities Co. Ltd.	1,261,220

		4,930,758

	Spain—0.5%
72,900	Banco Bilbao Vizcaya Argentaria S.A.	679,782
199,500	Banco Santander S.A.	1,614,371

		2,294,153

	Sweden—0.2%
229,600	Nordea Bank AB	1,214,000

	Switzerland—4.0%
27,500	ACE Ltd.	1,200,650
27,800	Alcon, Inc.	2,380,792
18,200	Julius Baer Holding AG	539,729
150,500	Nestle S.A.	5,201,176
57,200	Novartis AG (ADR)	2,360,072
32,800	Roche Holding Ltd.	4,604,619
15,200	Syngenta AG	2,939,527
5,100	Zurich Financial Services AG	919,590

		20,146,155

	Taiwan—0.6%
379,509	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,861,498

	United Kingdom—4.8%
64,600	AstraZeneca Plc	2,489,311
295,000	Catlin Group Ltd.	1,482,364
64,102	De La Rue Plc	865,706
133,200	HSBC Holdings Plc	1,033,464
169,200	Imperial Tobacco Group Plc	4,626,666
2,000,000	Legal & General Group Plc	1,779,337

1	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	United Kingdom— (cont’d)
205,100	National Express Group Plc	$964,789
3,000	Rio Tinto Plc (ADR)	260,250
98,300	Standard Chartered Plc	1,242,084
212,600	Unilever Plc	4,663,688
235,200	Vodafone Group Plc (ADR)	4,372,368

		23,780,027

	United States—43.8%
26,200	Allstate Corp. (The)	567,754
178,000	Altera Corp.	2,737,640
299,800	Altria Group, Inc. (a)	4,958,692
46,600	Ameriprise Financial, Inc.	938,990
163,500	Amgen, Inc. (b)	8,967,975
129,500	Analog Devices, Inc.	2,587,410
101,500	Aon Corp.	3,760,575
23,800	Apple, Inc. (b)	2,145,094
18,600	AvalonBay Communities, Inc. (REIT)	963,666
51,800	Bank of America Corp.	340,844
112,500	Baxter International, Inc.	6,598,125
79,800	Becton Dickinson & Co.	5,799,066
23,200	Boston Properties, Inc. (REIT)	1,004,560
200,000	Bristol-Myers Squibb Co.	4,282,000
150,000	Broadcom Corp. (b)	2,377,500
79,000	Campbell Soup Co.	2,399,230
92,700	Charles Schwab Corp. (The)	1,259,793
57,100	Chevron Corp.	4,026,692
56,200	Cisco Systems, Inc. (b)	841,314
33,900	Colgate-Palmolive Co.	2,204,856
204,000	Comcast Corp., Class A	2,988,600
88,100	ConocoPhillips (a)	4,187,393
103,900	CVS Caremark Corp. (a)	2,792,832
48,000	Diamond Offshore Drilling, Inc.	3,012,480
110,100	Dow Chemical Co. (The)	1,276,059
467,760	Eagle Bulk Shipping, Inc. (c)	2,497,838
53,000	EOG Resources, Inc. (a)	3,591,810
97,000	ExxonMobil Corp.	7,418,560
87,900	FPL Group, Inc.	4,531,245
56,400	Freeport-McMoRan Copper & Gold, Inc.	1,417,896
87,500	Genentech, Inc. (b)	7,108,500
144,000	General Electric Co.	1,746,720
48,400	Genzyme Corp. (b)	3,335,728
15,000	Goldman Sachs Group, Inc. (The)	1,210,950
9,900	Google, Inc., Class A (b)	3,351,447
42,500	Greenhill & Co., Inc. (c)	2,763,350
70,000	H.J. Heinz Co.	2,555,000
57,500	Halliburton Co.	991,875
58,000	Hartford Financial Services Group, Inc.	763,280
73,800	Hewlett-Packard Co.	2,564,550
43,500	Hudson City Bancorp, Inc.	504,600
231,400	Intel Corp. (a)	2,985,060
43,600	IntercontinentalExchange, Inc. (b)	2,482,148
26,000	International Business Machines Corp.	2,382,900
59,868	J.M. Smucker Co. (The)	2,703,040
40,800	JPMorgan Chase & Co.	1,040,808
70,500	Kellogg Co.	3,080,145
121,800	KeyCorp	886,704
57,700	Kohl’s Corp. (b)	2,118,167
136,200	Linear Technology Corp.	3,189,804
86,900	Marshall & Ilsley Corp.	496,199
82,500	McDonald’s Corp.	4,786,650
70,300	Medco Health Solutions, Inc. (b)	3,158,579
101,100	Medtronic, Inc.	3,385,839
19,700	MetLife, Inc.	565,981
213,300	Microsoft Corp.	3,647,430
67,000	Molson Coors Brewing Co., Class B	2,698,090
51,800	Morgan Stanley	1,047,914
180,000	Motorola, Inc.	797,400
72,700	NASDAQ OMX Group, Inc. (The) (b)	1,586,314
86,000	Newmont Mining Corp.	3,421,080
104,100	Nike, Inc.	4,710,525
173,800	Occidental Petroleum Corp.	9,480,790

Shares	Common Stocks	Value

	United States— (cont’d)
391,300	Pfizer, Inc.	$5,705,154
39,100	Plum Creek Timber Co., Inc. (REIT)	1,203,107
34,943	Procter & Gamble Co.	1,904,394
67,800	Public Service Enterprise Group, Inc.	2,140,446
68,800	Qualcomm, Inc.	2,377,040
50,400	Reinsurance Group of America, Inc.	1,795,752
13,200	Simon Property Group, Inc. (REIT)	567,336
36,400	SunTrust Banks, Inc.	446,264
38,300	T. Rowe Price Group, Inc.	1,056,314
80,300	Target Corp.	2,505,360
20,400	Torchmark Corp.	612,000
21,900	U.S. Bancorp	324,996
78,800	Ultra Petroleum Corp. (b)	2,823,404
60,100	Wal-Mart Stores, Inc.	2,831,912
133,800	Walt Disney Co. (The)	2,766,984
47,000	Wells Fargo & Co.	888,300
57,300	Weyerhauser Co.	1,566,582
85,200	Wyeth	3,661,044
106,500	Yum! Brands, Inc.	3,048,030

		218,248,475

	Total Common Stocks—87.3%	434,905,196

	Exchange-Traded Funds

	United States—5.0%
303,050	SPDR Trust Series 1	25,101,632

	Total Long-Term Investments (Cost—$653,478,399)—92.3%	460,006,828

Shares/Beneficial Interest	Short-Term Securities

	Money Market Fund—6.8%
31,259,142	BlackRock Liquidity Funds, TempFund,1.25%(d)(e)	31,259,142
2,595,800	BlackRock Liquidity Series, LLC, Money Market Series, 0.60%(d)(e)(f)	2,595,800

	Total Short-Term Securities (Cost—$33,854,942)—6.8%	33,854,942

Contracts	Options Purchased

	Exchange-Traded Call Option Purchased—0.0%
200	Bank of America Corp., strike price $19, expires 02/23/09 (Cost—$1,200)	300

	Total Investments Before Outstanding Options Written (Cost—$687,334,541*)—99.1%	493,862,070

	Options Written

	Exchange-Traded Call Options Written—(0.8)%
(275)	ACE Ltd., strike price $50, expires 03/23/09	(39,188)
(150)	Alcon, Inc., strike price $90, expires 03/23/09	(49,500)
(75)	Allied World Assurance Co. Holdings Ltd., strike price $40, expires 02/23/09	(6,375)
(125)	Allied World Assurance Co. Holdings Ltd., strike price $45, expires 03/23/09	(6,562)
(262)	Allstate Corp. (The), strike price $32.50, expires 03/23/09	(3,930)
(500)	Altera Corp., strike price $17.50, expires 02/23/09	(6,250)
(580)	Altera Corp., strike price $17.50, expires 03/23/09	(20,300)
(600)	Altria Group, Inc., strike price $16, expires 02/23/09	(49,800)

JANUARY 31, 2009	2

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written—(cont’d)
(1,050)	Altria Group, Inc., strike price $17, expires 03/23/09	$(56,175)
(250)	Ameriprise Financial, Inc., strike price $25, expires 03/23/09	(21,875)
(460)	Amgen, Inc., strike price $55, expires 02/23/09	(71,070)
(400)	Amgen, Inc., strike price $60, expires 03/23/09	(36,200)
(500)	Amgen, Inc., strike price $62.50, expires 02/23/09	(4,000)
(710)	Analog Devices, Inc., strike price $22.50, expires 03/23/09	(39,050)
(60)	Apple, Inc., strike price $100, expires 02/23/09	(4,140)
(178)	Apple, Inc., strike price $100, expires 03/23/09	(43,521)
(530)	ArcelorMittal, strike price $32.50, expires 03/23/09	(17,225)
(50)	AvalonBay Communities, Inc. (REIT), strike price $60, expires 02/23/09	(6,375)
(50)	AvalonBay Communities, Inc. (REIT), strike price $65, expires 03/23/09	(8,250)
(200)	Bank of America Corp., strike price $22.50, expires 02/23/09	(400)
(1,100)	Barrick Gold Corp., strike price $40, expires 03/23/09	(297,000)
(350)	Barrick Gold Corp., strike price 46 CAD, expires 02/23/09	(74,067)
(200)	Baxter International, Inc., strike price $57.50, expires 02/23/09	(43,000)
(430)	Baxter International, Inc., strike price $62.50, expires 02/23/09	(8,600)
(550)	Becton Dickinson & Co., strike price $70, expires 02/23/09	(206,250)
(215)	Becton Dickinson & Co., strike price $75, expires 03/23/09	(43,000)
(90)	BHP Billiton Ltd. (ADR), strike price $42.50, expires 03/23/09	(14,175)
(5)	BHP Billiton Ltd. (ADR), strike price $50, expires 02/23/09	(50)
(1,100)	Bristol-Myers Squibb Co., strike price $25, expires 03/23/09	(20,350)
(208)	Broadcom Corp., strike price $19, expires 02/23/09	(1,560)
(625)	Broadcom Corp., strike price $21, expires 02/23/09	(3,125)
(790)	Campbell Soup Co., strike price $30, expires 03/23/09	(132,325)
(850)	Canadian National Railway Co., strike price $35, expires 03/23/09	(210,375)
(145)	Charles Schwab Corp. (The), strike price $25, expires 03/23/09	(725)
(500)	Chevron Corp., strike price $80, expires 02/23/09	(3,750)
(71)	Chevron Corp., strike price $80, expires 03/23/09	(5,147)
(800)	Cia Energetica de Minas Gerais (ADR), strike price $15, expires 03/23/09	(56,000)
(140)	Cisco Systems, Inc., strike price $19, expires 02/23/09	(350)
(140)	Cisco Systems, Inc., strike price $20, expires 04/20/09	(1,540)
(185)	Colgate-Palmolive Co., strike price $70, expires 02/23/09	(2,775)
(1,100)	Comcast Corp., Class A, strike price $17.50, expires 03/23/09	(44,000)
(220)	ConocoPhillips, strike price $60, expires 02/23/09	(660)
(220)	ConocoPhillips, strike price $60, expires 05/18/09	(20,020)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written—(cont’d)
(89)	CVS Caremark Corp., strike price $30, expires 03/23/09	$(4,895)
(575)	CVS Caremark Corp., strike price $32.50, expires 02/23/09	(4,312)
(55)	Diamond Offshore Drilling, Inc., strike price $105, expires 03/23/09	(550)
(215)	Diamond Offshore Drilling, Inc., strike price $70, expires 03/23/09	(55,363)
(499)	Dow Chemical Co. (The), strike price $15, expires 02/23/09	(8,733)
(602)	Dow Chemical Co. (The), strike price $17.50, expires 02/23/09	(4,515)
(1,400)	Eagle Bulk Shipping, Inc., strike price $10, expires 02/23/09	(14,000)
(480)	Eagle Bulk Shipping, Inc., strike price $12.50, expires 03/23/09	(4,800)
(380)	EnCana Corp., strike price $50, expires 02/23/09	(26,600)
(90)	EnCana Corp., strike price $50, expires 03/23/09	(13,950)
(280)	EOG Resources, Inc., strike price $80, expires 02/23/09	(13,300)
(115)	ExxonMobil Corp., strike price $80, expires 02/23/09	(11,673)
(31)	ExxonMobil Corp., strike price $80, expires 03/23/09	(9,827)
(354)	ExxonMobil Corp., strike price $85, expires 02/23/09	(5,310)
(45)	ExxonMobil Corp., strike price $85, expires 03/23/09	(4,140)
(425)	ExxonMobil Corp., strike price $85, expires 04/20/09	(76,925)
(215)	Fomento Economico Mexicano SAB de CV (ADR), strike price $30, expires 03/23/09	(32,250)
(200)	Fomento Economico Mexicano SAB de CV (ADR), strike price $30, expires 04/20/09	(41,500)
(400)	Fomento Economico Mexicano SAB de CV (ADR), strike price $35, expires 02/23/09	(10,000)
(180)	Freeport McMoRan Copper & Gold, Inc., strike price $30, expires 02/23/09	(8,010)
(170)	Freeport McMoRan Copper & Gold, Inc., strike price $35, expires 03/23/09	(7,735)
(185)	Genentech, Inc., strike price $90, expires 02/23/09	(5,087)
(690)	Genentech, Inc., strike price $90, expires 03/23/09	(60,375)
(800)	General Electric Co., strike price $15, expires 03/23/09	(24,400)
(265)	Genzyme Corp., strike price $72.50, expires 02/23/09	(26,500)
(85)	Goldman Sachs Group, Inc. (The), strike price $90, expires 03/23/09	(47,175)
(25)	Google, Inc., Class A, strike price $350, expires 02/23/09	(19,500)
(25)	Google, Inc., Class A, strike price $350, expires 03/23/09	(39,375)
(235)	Greenhill & Co., Inc., strike price $70, expires 02/23/09	(37,013)
(140)	H.J. Heinz Co., strike price $40, expires 02/23/09	(1,750)
(250)	H.J. Heinz Co., strike price $40, expires 03/23/09	(11,875)
(115)	Halliburton Co., strike price $20, expires 03/23/09	(7,187)
(200)	Halliburton Co., strike price $22.50, expires 04/20/09	(8,900)

3	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written—(cont’d)
(320)	Hartford Financial Services Group, Inc., strike price $20, expires 02/23/09	$(12,800)
(405)	Hewlett-Packard Co., strike price $37.50, expires 02/23/09	(25,313)
(480)	Husky Energy, Inc., strike price 36 CAD, expires 04/20/09	(22,508)
(720)	Intel Corp., strike price $16, expires 04/20/09	(20,520)
(45)	IntercontinentalExchange, Inc., strike price $60, expires 02/23/09	(16,200)
(165)	IntercontinentalExchange, Inc., strike price $70, expires 03/23/09	(41,663)
(80)	IntercontinentalExchange, Inc., strike price $90, expires 02/23/09	(800)
(140)	International Business Machines Corp., strike price $95, expires 02/23/09	(19,600)
(350)	JPMorgan Chase & Co., strike price $35, expires 02/23/09	(4,725)
(700)	Kellogg Co., strike price $45, expires 03/23/09	(91,000)
(365)	KeyCorp, strike price $10, expires 03/23/09	(10,950)
(320)	Kohl’s Corp., strike price $40, expires 03/23/09	(59,200)
(540)	Linear Technology Corp., strike price $25, expires 02/23/09	(14,850)
(210)	Linear Technology Corp., strike price $25, expires 03/23/09	(15,750)
(480)	Marshall & Ilsley Corp., strike price $7.50, expires 03/23/09	(16,800)
(395)	McDonald’s Corp., strike price $62.50, expires 03/23/09	(27,650)
(400)	Medco Health Solutions, Inc., strike price $45, expires 03/23/09	(116,000)
(575)	Medtronic, Inc., strike price $35, expires 03/23/09	(66,125)
(110)	MetLife, Inc., strike price $30, expires 03/23/09	(44,000)
(575)	Microsoft Corp., strike price $21, expires 03/23/09	(4,887)
(418)	Microsoft Corp., strike price $21, expires 04/20/09	(10,241)
(1,140)	Microsoft Corp., strike price $22, expires 02/23/09	(1,710)
(370)	Molson Coors Brewing Co., Class B, strike price $50, expires 02/23/09	(1,850)
(290)	Morgan Stanley, strike price $21, expires 04/20/09	(101,500)
(990)	Motorola, Inc., strike price $5, expires 03/23/09	(22,770)
(400)	NASDAQ OMX Group, Inc. (The), strike price $27.50, expires 02/23/09	(4,000)
(300)	Newmont Mining Corp., strike price $40, expires 02/23/09	(73,650)
(170)	Newmont Mining Corp., strike price $45, expires 03/23/09	(30,855)
(175)	Newmont Mining Corp., strike price $50, expires 03/23/09	(14,525)
(340)	Occidental Petroleum Corp., strike price $60, expires 03/23/09	(68,850)
(430)	Occidental Petroleum Corp., strike price $65, expires 02/23/09	(6,450)
(180)	Occidental Petroleum Corp., strike price $70, expires 02/23/09	(900)
(340)	Occidental Petroleum Corp., strike price $75, expires 02/23/09	(1,700)
(1,100)	Partner Communications (ADR), strike price $20, expires 02/23/09	(16,500)
(570)	Petroleo Brasileiro SA (ADR), strike price $30, expires 02/23/09	(29,925)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written—(cont’d)
(1,000)	Pfizer, Inc., strike price $17.50, expires 03/23/09	$(5,500)
(215)	Plum Creek Timber Co., Inc. (REIT), strike price $40, expires 02/23/09	(2,687)
(45)	Potash Corp. of Saskatchewan, strike price $85, expires 03/23/09	(15,975)
(165)	Procter & Gamble Co., strike price $60, expires 04/20/09	(15,675)
(50)	Procter & Gamble Co., strike price $62.50, expires 03/23/09	(750)
(300)	Public Service Enterprise Group, Inc., strike price $30, expires 02/23/09	(63,750)
(410)	Qualcomm, Inc., strike price $42.50, expires 02/23/09	(820)
(285)	Reinsurance Group of America, Inc., strike price $40, expires 03/23/09	(37,763)
(180)	RenaissanceRe Holdings Ltd., strike price $55, expires 03/23/09	(5,400)
(150)	Research In Motion Ltd., strike price $60, expires 03/23/09	(44,400)
(164)	Roche Holding Ltd., strike price 190 CHF, expires 02/20/09	(1,555)
(180)	Royal Bank of Canada, strike price 36 CAD, expires 04/20/09	(8,661)
(60)	Simon Property Group, Inc. (REIT), strike price $55, expires 02/23/09	(1,500)
(560)	SPDR Trust Series 1, strike price $89, expires 03/23/09	(116,200)
(280)	SPDR Trust Series 1, strike price $89, expires 03/31/09	(66,640)
(280)	SPDR Trust Series 1, strike price $90, expires 02/23/09	(17,640)
(560)	SPDR Trust Series 1, strike price $91, expires 03/23/09	(81,760)
(200)	SunTrust Banks, Inc., strike price $17.50, expires 03/23/09	(9,000)
(108)	T. Rowe Price Group, Inc., strike price $35, expires 02/23/09	(2,160)
(108)	T. Rowe Price Group, Inc., strike price $35, expires 03/23/09	(6,750)
(2,000)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $7.50, expires 02/23/09	(75,000)
(350)	Target Corp., strike price $40, expires 04/20/09	(31,675)
(100)	Target Corp., strike price $42.50, expires 02/23/09	(300)
(89)	Torchmark Corp., strike price $45, expires 02/23/09	(1,780)
(115)	Torchmark Corp., strike price $50, expires 02/23/09	(1,725)
(120)	U.S. Bancorp, strike price $17.50, expires 03/23/09	(10,800)
(400)	Ultra Petroleum Corp., strike price $40, expires 03/23/09	(60,000)
(1,000)	Vodafone Group Plc (ADR), strike price $20, expires 03/23/09	(82,500)
(750)	Vodafone Group Plc (ADR), strike price $22.50, expires 04/20/09	(31,875)
(300)	Wal-Mart Stores, Inc., strike price $55, expires 02/23/09	(1,050)
(300)	Wal-Mart Stores, Inc., strike price $57.50, expires 03/23/09	(2,700)
(225)	Walt Disney Co. (The), strike price $25, expires 03/23/09	(5,625)
(520)	Walt Disney Co. (The), strike price $32.50, expires 04/20/09	(5,200)

JANUARY 31, 2009	4

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(320)	Weyerhauser Co., strike price $35, expires 04/20/09	$(22,400)
(465)	Wyeth, strike price $42.50, expires 03/23/09	(70,913)
(460)	Yum! Brands, Inc., strike price $32.50, expires 03/23/09	(25,300)
(125)	Yum! Brands, Inc., strike price $35, expires 04/20/09	(4,375)

	Total Exchange-Traded Call Options Written	(4,281,126)

	Exchange-Traded Put Options Written—(0.0)%
(460)	Amgen, Inc., strike price $50, expires 02/23/09	(14,030)
(43)	IntercontinentalExchange, Inc., strike price $60, expires 02/23/09	(28,165)
(60)	International Business Machines Corp., strike price $75, expires 02/23/09	(1,350)
(3)	iShares MSCI EAFE Index Fund, strike price $37, expires 02/23/09	(300)
(450)	iShares MSCI EAFE Index Fund, strike price $38, expires 02/23/09	(58,500)

	Total Exchange-Traded Put Options Written	(102,345)

	Over the Counter Call Options Written—(0.6)%
(24,800)	Adidas AG, strike price 24.71 EUR, expires 03/31/09, broker UBS Securities LLC	(77,135)
(200)	Adidas AG, strike price 29 EUR, expires 02/20/09, broker Morgan Stanley & Co., Inc.	(12,282)
(261,000)	AEM SpA, strike price 1.40 EUR, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(21,084)
(11,000)	Allianz SE, strike price 78.61 EUR, expires 03/10/09, broker UBS Securities LLC	(19,336)
(17,200)	Alstom SA, strike price 42.82 EUR, expires 03/31/09, broker UBS Securities LLC	(33,284)
(14,300)	Alstom SA, strike price 46.03 EUR, expires 03/03/09, broker Bank of America	(6,088)
(62,000)	Aon Corp., strike price $45, expires 02/20/09, broker Citigroup Global Markets	(3,162)
(10,500)	Assicurazioni Generali SpA, strike price 17.59 EUR, expires 03/31/09, broker Citigroup Global Markets	(8,795)
(40,000)	AstraZeneca Plc, strike price 29.74 GBP, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(32,316)
(11,700)	AXA SA, strike price 14.95 EUR, expires 03/31/09, broker Citigroup Global Markets	(10,931)
(11,700)	AXA SA, strike price 19.51 EUR, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(11)
(55,000)	Banco Santander SA, strike price 5.98 EUR, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(64,422)
(54,900)	Banco Santander SA, strike price 7.77 EUR, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(1,905)
(33,300)	Belgacom SA, strike price 27.56 EUR, expires 03/31/09, broker Goldman Sachs & Co.	(45,415)
(42,000)	Belgacom SA, strike price 27.99 EUR, expires 03/12/09, broker UBS Securities LLC	(39,854)
(13,000)	Boston Properties, Inc. (REIT), strike price $68.62, expires 02/17/09, broker Citigroup Global Markets	(23)
(28,000)	Cannon, Inc., strike price 3,207.42 JPY, expires 03/24/09, broker Morgan Stanley & Co., Inc.	(41,932)

Contracts	Options Written	Value

	Over the Counter Call Options Written— (cont’d)
(100,000)	CapitaLand Ltd., strike price 2.76 SGD, expires 02/04/09, broker Deutsche Bank Securities	$(389)
(344,000)	CapitaLand Ltd., strike price 3.08 SGD, expires 03/24/09, broker Credit Suisse First Boston	(19,395)
(81,000)	Catlin Group Ltd., strike price 4.38 GBP, expires 02/03/09, broker Morgan Stanley & Co., Inc.	(1)
(90,000)	Catlin Group Ltd., strike price 4.45 GBP, expires 03/03/09, broker Goldman Sachs & Co.	(2,487)
(1,384,000)	China Construction Bank Corp., Class H, strike price 4.90 HKD, expires 02/25/09, broker Goldman Sachs & Co.	(14,969)
(170,000)	China Life Insurance Co. Ltd., Class H, strike price 26.52 HKD, expires 03/10/09, broker JPMorgan Chase Securities	(12,725)
(200,400)	China Mobile Ltd., strike price 77.01 HKD, expires 03/24/09, broker Jefferies Financial Securities	(120,475)
(162,000)	China Mobile Ltd., strike price 90.73 HKD, expires 02/25/09, broker Credit Suisse First Boston	(11,584)
(17,400)	Compagnie Generale des Etablissements Michelin, Class B, strike price 46.82 EUR, expires 02/10/09, broker Citigroup Global Markets	(13)
(22,000)	ConocoPhillips, strike price $60, expires 03/20/09, broker UBS Securities LLC	(3,199)
(50,000)	De La Rue Plc, strike price 9.43 GBP, expires 02/10/09, broker UBS Securities LLC	(14,199)
(14,000)	De La Rue Plc, strike price 9.71 GBP, expires 03/31/09, broker UBS Securities LLC	(7,414)
(3,500)	Deutche Borse AG, strike price 44.43 EUR, expires 03/31/09, broker Citigroup Global Markets	(10,430)
(38,500)	Eni SpA, strike price 17.83 EUR, expires 03/31/09, broker Citigroup Global Markets	(17,559)
(38,500)	Eni SpA, strike price 19.74 EUR, expires 02/10/09, broker Bank of America	(60)
(56,000)	Esprit Holdings Ltd., strike price 47.50 HKD, expires 02/25/09, broker Goldman Sachs & Co.	(13,808)
(27,500)	Fortum Oyj, strike price 16.04 EUR, expires 03/31/09, broker UBS Securities LLC	(46,786)
(316,500)	Foster’s Group Ltd., strike price 5.57 AUD, expires 03/24/09, broker Citigroup Global Markets	(53,603)
(350)	FPL Group, Inc., strike price $52.50, expires 02/27/09, broker UBS Securities LLC	(46,494)
(17,000)	Fred Olsen Energy ASA, strike price 204.01 NOK, expires 03/31/09, broker Goldman Sachs & Co.	(31,887)
(29,000)	Fred Olsen Energy ASA, strike price 218.18 NOK, expires 02/10/09, broker Goldman Sachs & Co.	(4,463)
(125)	Fresenius Medical Care AG & Co. KGaA, strike price 36 EUR, expires 04/17/09, broker Morgan Stanley & Co., Inc.	(18,067)
(420)	Fresenius Medical Care AG & Co. KGaA, strike price 37 EUR, expires 03/20/09, broker UBS Securities LLC	(25,800)

5	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over the Counter Call Options Written— (cont’d)
(74,500)	Hong Kong Exchanges & Clearing Ltd., strike price 83.79 HKD, expires 02/25/09, broker Credit Suisse First Boston	$(10,935)
(73,200)	HSBC Holdings Plc, strike price 6.21 GBP, expires 03/31/09, broker UBS Securities LLC	(25,267)
(10,900)	Hyundai Motor Co., strike price 52,250.48 KRW, expires 02/25/09, broker Deutsche Bank Securities	(26,225)
(93,000)	Imperial Tobacco Group Plc, strike price 18.83 GBP, expires 03/12/09, broker Goldman Sachs & Co.	(119,476)
(76,200)	Imperial Tobacco Group Plc, strike price 19.87, expires 03/31/09, broker Goldman Sachs & Co.	(66,893)
(2,000,000)	Industrial & Commercial Bank of China, strike price 3.61 HKD, expires 03/24/09, broker Deutsche Bank Securities	(70,132)
(71,200)	Invesco Ltd., strike price $14, expires 02/27/09, broker Goldman Sachs & Co.	(11,547)
(160,000)	ITOCHU Corp., strike price 461.81 JPY, expires 02/25/09, broker Goldman Sachs & Co.	(62,022)
(125,000)	ITOCHU Corp., strike price 478.95 JPY, expires 03/24/09, broker Morgan Stanley & Co., Inc.	(65,329)
(32,900)	J.M. Smucker Co. (The), strike price $44.73, expires 03/20/09, broker UBS Securities LLC	(62,089)
(10,000)	Julius Baer Holding AG, strike price 43.10 CHF, expires 03/12/09, broker UBS Securities LLC	(5,326)
(355)	K+S AG, strike price 46 EUR, expires 02/20/09, broker Morgan Stanley & Co., Inc.	(5,266)
(175,000)	Kerry Properties Ltd., strike price 19.97 HKD, expires 02/25/09, broker JPMorgan Chase Securities	(27,903)
(81,500)	Konica Minolta Holdings, Inc., strike price 686.72 JPY, expires 03/24/09, broker Morgan Stanley & Co., Inc.	(101,015)
(1,000,000)	Legal & General Group Plc, strike price 0.80 GBP, expires 03/12/09, broker UBS Securities LLC	(19,306)
(31,000)	Linde AG, strike Price 63.78 EUR, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(362)
(82,000)	Mizuho Financial Group, Inc., strike price 286.88 JPY, expires 03/24/09, broker Morgan Stanley & Co., Inc.	(13,111)
(61,500)	National Express Group Plc, strike price 5.28 GBP, expires 02/10/09, broker UBS Securities LLC	(1)
(41,500)	Nestle SA, strike price 41.24 CHF, expires 03/31/09, broker Citigroup Global Markets	(46,587)
(636,000)	New World Development Ltd., strike price 8.68 HKD, expires 02/25/09, broker JPMorgan Chase Securities	(26,142)
(44,200)	Nike, Inc., strike price $60, expires 02/20/09, broker Deutsche Bank Securities	(48)
(2,700)	Nintendo Co. Ltd., strike price 34,111 JPY, expires 02/04/09, broker JPMorgan Chase Securities	(1,115)
(8,700)	Nintendo Co. Ltd., strike price 37,054.10 JPY, expires 02/25/09, broker Morgan Stanley & Co., Inc.	(35,047)

Contracts	Options Written	Value

	Over the Counter Call Options Written— (cont’d)
(126,400)	Nordea Bank AB, strike price 67.62 SEK, expires 02/20/09, broker Morgan Stanley & Co., Inc.	$(469)
(32,500)	Novartis AG (ADR), strike price $47.54, expires 03/20/09, broker UBS Securities LLC	(4,057)
(68,000)	Orkla ASA, strike price 48.41 NOK, expires 03/12/09, broker UBS Securities LLC	(25,745)
(71,500)	Orkla ASA, strike price 50.30 NOK, expires 03/31/09, broker Goldman Sachs & Co.	(24,314)
(369,000)	Paramalat SpA, strike price 1.29 EUR, expires 03/31/09, broker UBS Securities LLC	(20,557)
(30,000)	Petroleo Brasileiro SA (ADR), strike price $28.50, expires 03/20/09, broker UBS Securities LLC	(49,860)
(120,000)	Pfizer, Inc., strike price $19.05, expires 02/20/09, broker Deutsche Bank Securities	(993)
(55)	Potash Corp. of Saskatchewan, strike price $92, expires 03/11/09, broker Jefferies & Co., Inc.	(8,578)
(6,400)	PPR, strike price 46.37 EUR, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(1,613)
(1,700)	Samsung Electronics Co. Ltd., strike price 519,805 KRW, expires 02/25/09, broker Deutsche Bank Securities	(22,637)
(15,500)	Samsung Electronics Co. Ltd., strike price 65,953.16 KRW, expires 03/24/09, broker Goldman Sachs & Co.	(55,382)
(24,000)	Sanofi-Aventis SA, strike price 47 EUR, expires 02/16/09, broker Citigroup Global Markets	(16,456)
(59,000)	Shizuoka Bank Ltd. (The), strike price 1,090.35 JPY, expires 03/10/09, broker Deutsche Bank Securities	(29,308)
(44,300)	Shizuoka Bank Ltd. (The), strike price 990.31 JPY, expires 02/05/09, broker Deutsche Bank Securities	(8,584)
(76,000)	Sims Metal Management Ltd., strike price 21.24 AUD, expires 03/24/09, broker Deutsche Bank Securities	(44,959)
(138,000)	Singapore Airlines Ltd., strike price 11.29 SGD, Expires 02/05/09, Broker Deutsche Bank Securities	(18,398)
(115,000)	Singapore Airlines Ltd., strike price 11.88 SGD, expires 03/24/09, broker Credit Suisse First Boston	(40,768)
(1,041,000)	Singapore Telecommunications Ltd., strike price 2.61 SGD, expires 03/24/09, broker Credit Suisse First Boston	(166,073)
(218,000)	Singapore Telecommunications Ltd., strike price 2.80 SGD, expires 02/04/09, broker Deutsche Bank Securities	(3,657)
(9,300)	Societe Generale, strike price 37.08 EUR, expires 02/20/09, broker JPMorgan Chase Securities	(12,911)
(31,000)	Standard Chartered Plc, strike price 8.75 GBP, expires 03/31/09, broker UBS Securities LLC	(52,667)
(23,200)	Standard Chartered Plc, strike price 9.07 GBP, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(15,198)
(182,000)	Sumitomo Corp., First Section, strike price 882.53 JPY, expires 03/10/09, broker Goldman Sachs & Co.	(139,367)

JANUARY 31, 2009	6

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over the Counter Call Options Written— (cont’d)
(8,350)	Syngenta AG, strike price 235.41 CHF, expires 03/03/09, broker Morgan Stanley & Co., Inc.	$(52,962)
(10,000)	T&D Holdings, Inc., strike price 3827.20 JPY, expires 03/10/09, broker Goldman Sachs & Co.	(13,384)
(49,100)	Total SA, strike price 44.13 EUR, expires 03/03/09, broker Citigroup Global Markets	(20,331)
(59,000)	Unilever Plc, strike price 15.91 GBP, expires 02/04/09, broker Goldman Sachs & Co.	(3,183)
(58,000)	Unilever Plc, strike price 16.68 GBP, expires 02/10/09, broker UBS Securities LLC	(1,926)
(203,000)	United Overseas Bank Ltd., strike price 12.95 SGD, expires 03/24/09, broker Credit Suisse First Boston	(79,503)
(28,500)	Vivendi, strike price 23.95 EUR, expires 02/10/09, broker Citigroup Global Markets	(64)
(41,700)	Wartsila Oyj, B Shares, strike price 20.63 EUR, expires 02/10/09, broker UBS Securities LLC	(72,418)
(26,000)	Wells Fargo & Co., strike price $33, expires 02/27/09, broker Goldman Sachs & Co.	(237)
(55,000)	Yara International ASA, strike price 167.74 NOK, expires 03/27/09, broker JPMorgan Chase Securities	(89,141)
(1,400)	Zurich Financial Services AG, strike price 227.58 CHF, expires 03/31/09, broker UBS Securities LLC	(11,441)
(1,400)	Zurich Financial Services AG, strike price 272.89 CHF, expires 02/10/09, broker UBS Securities LLC	(9)

	Total Over the Counter Call Options Written	(2,802,076)

	Over the Counter Put Option Written—(0.2)%
(185,000)	iShares MSCI EAFE Index Fund, strike price $43.50, expires 02/06/09, broker Deutsche Bank Securities	(893,920)

	Total Options Written (Premiums Received $13,270,512)—(1.6)%	(8,079,467)

	Total Investments Net of Outstanding Options Written—97.5%	485,782,603
	Other Assets in Excess of Liabilities—2.5%	12,341,088

	Net Assets—100.0%	$498,123,691

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$689,570,919

Gross unrealized appreciation	$6,755,535
Gross unrealized depreciation	(202,464,384)

Net unrealized depreciation	$(195,708,849)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	31,259,142	$17,585
BlackRock Liquidity Series, LLC, Money Market Series	(217,150)	$12,363

(f)	Security purchased with the cash proceeds from securities loans.

•	Forward foreign exchange contracts as of January 31, 2009 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)

USD	17,336	NOK	116,000	2/02/09	$586
USD	37,183	GBP	26,000	2/02/09	(496)
USD	4,534,821	EUR	3,458,000	2/02/09	107,221
USD	350,010	EUR	272,000	2/03/09	1,757
USD	32,909	NOK	228,000	2/03/09	(9)
USD	266,548	GBP	185,000	2/03/09	(1,541)

Total					$107,518

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	South Korean Won
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	U.S. Dollar

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets	Liabilities

Level 1	$341,226,508	$300	$(4,383,471)
Level 2	152,635,262	109,564	(3,698,042)
Level 3	—	—	—

Total	$493,861,770	$109,864	$(8,081,513)

**	Other financial instruments are options and forward foreign exchange contracts.

7	JANUARY 31, 2009

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Investment Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock World Investment Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock World Investment Trust

Date: March 25, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock World Investment Trust

Date: March 25, 2009